Related party transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Ideas & Motion S.r.L.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	14.28%
Building lease under separate facility agreements | IMCOS Due S.r.L.
Related Party Transaction [Line Items]
Payments made to related party	$ 1,475
Expenses from transactions with related party		$ 0
Mariano Costamagna and Immediate Family Members | IMCOS Due S.r.L.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	100.00%